Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Anfield Universal Fixed Income ETF | Anfield Universal Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	7.06%	9.58%	(5.28%)	(0.35%)	1.68%	0.67%